Pro Forma Financial Statements (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 981,341	$ 226,688	$ 174,444	$ 93,332	$ 18,645
Accounts receivable - related parties, net	162,619
Due from related parties				2,550,000
Inventory	521	1,318
Total Current Assets	1,527,182	566,476		2,643,332
Property and equipment, net	547,520	510,066
Goodwill, net
Long-term investments	3,407,763	3,488,169
Deferred tax assets		913,954		594,501
Total Assets	7,450,191	5,940,124		2,643,332
Current Liabilities
Short-term bank loan	1,891,000	899,250
Long-term bank loan - current portion	39,688	39,835
Notes payable	499,284	510,447
Due to related parties	7,594,784	7,745,096
Convertible notes payable	300,000	300,000
Convertible notes payable - related parties	250,000	250,000
Total Current Liabilities	12,435,155	10,987,786		4,400,247
Long-term bank loan	5,388	15,257
Tenant security deposit	2,880
Convertible notes payable - related parties	250,000	250,000
Total Liabilities	12,976,537	11,280,510		4,400,247
Equity
Preferred stock
Common stock	17,694	11,885		213,747
Additional paid-in capital	15,680,674	14,983,714		13,805,936
Accumulated deficit	(13,001,117)	(12,209,446)		(15,776,598)
Treasury stock	(9,100,000)	(9,100,000)
Total Stockholders' deficit	(5,762,310)	(5,657,996)		(1,756,915)
Noncontrolling interest	235,964	317,610
Total Equity	(5,526,346)	(5,340,386)	$ 140,254		$ (6,519,455)
Total Liabilities and Equity	$ 7,450,191	5,940,124		$ 2,643,332
Pro Forma Adjustment [Member]
Current Assets
Cash and cash equivalents
Restricted cash and cash equivalents
Accounts receivable, net
Accounts receivable - related parties, net
Other receivable
Due from related parties		(59,810)
Inventory
Prepaid expense and other current assets
Total Current Assets		(59,810)
Goodwill, net		43,531,445
Total Assets		43,471,635
Current Liabilities
Short-term bank loan
Long-term bank loan - current portion
Notes payable
Accrued expenses and other current liabilities
Due to related parties		(58,684)
Total Current Liabilities		(58,684)
Long-term bank loan
Tenant security deposit
Convertible notes payable
Convertible notes payable - related parties
Accrued interest
Total Liabilities		(58,684)
Equity
Preferred stock		(18,633,097)
Common stock		(4,121)
Common stock to be issued		74,998
Common stock to be issued		(771,793)
Common stock to be issued		7,428
Common stock to be issued		22,133
Additional paid-in capital		(70,877)
Additional paid-in capital		(82,265)
Additional paid-in capital		44,312,285
Additional paid-in capital		(10,000,000)
Stock subscription receivable		1,667
Accumulated deficit		18,677,586
Accumulated deficit		6,817,848
Accumulated deficit		2,295,716
Accumulated deficit		10,000,000
Other comprehensive income		(14,689)
Treasury stock		(6,750,000)
Treasury shares outstanding		(2,350,000)
Total Stockholders' deficit		43,530,319
Noncontrolling interest
Total Equity		43,530,319
Total Liabilities and Equity		43,471,635
Pro Forma [Member]
Current Assets
Cash and cash equivalents		863,354
Restricted cash and cash equivalents		16,093
Accounts receivable, net		43,204
Accounts receivable - related parties, net		147,848
Other receivable		39,005
Due from related parties		59,477
Inventory		1,318
Prepaid expense and other current assets		223,895
Total Current Assets		1,394,194
Property and equipment, net		568,216
Goodwill, net		43,531,445
Long-term investments		3,448,169
Deferred tax assets		1,347,995
Security Deposits		37,858
Total Assets		50,367,877
Current Liabilities
Short-term bank loan		899,250
Long-term bank loan - current portion		39,835
Notes payable		510,447
Accrued expenses and other current liabilities		1,326,184
Due to related parties		7,745,096
Convertible notes payable		300,000
Convertible notes payable - related parties		250,000
Total Current Liabilities		11,070,812
Long-term bank loan		15,257
Tenant security deposit		2,880
Convertible notes payable
Convertible notes payable - related parties		250,000
Accrued interest		27,467
Total Liabilities		11,366,416
Equity
Preferred stock
Common stock		318,486
Additional paid-in capital		59,018,959
Accumulated deficit		(12,209,446)
Other comprehensive income		655,852
Treasury stock		(9,100,000)
Total Stockholders' deficit		38,683,851
Noncontrolling interest		317,610
Total Equity		39,001,461
Total Liabilities and Equity		50,367,877
ABVC [Member]
Current Assets
Cash and cash equivalents		40,044
Restricted cash and cash equivalents		16,093
Accounts receivable, net
Accounts receivable - related parties, net
Other receivable
Due from related parties		40,000
Inventory
Prepaid expense and other current assets		136
Total Current Assets		96,273
Property and equipment, net
Goodwill, net
Long-term investments
Deferred tax assets
Security Deposits
Total Assets		96,273
Current Liabilities
Short-term bank loan
Long-term bank loan - current portion
Notes payable
Accrued expenses and other current liabilities		555,449
Due to related parties		4,462,775
Convertible notes payable		300,000
Convertible notes payable - related parties		250,000
Total Current Liabilities		5,568,224
Long-term bank loan
Tenant security deposit
Convertible notes payable
Convertible notes payable - related parties		250,000
Accrued interest		27,467
Total Liabilities		5,845,691
Equity
Preferred stock
Common stock		213,927
Additional paid-in capital		13,914,556
Accumulated deficit		(19,877,901)
Other comprehensive income
Treasury stock
Total Stockholders' deficit		(5,749,418)
Noncontrolling interest
Total Equity		(5,749,418)
Total Liabilities and Equity		96,273
BioKey [Member]
Current Assets
Cash and cash equivalents		636,666
Restricted cash and cash equivalents
Accounts receivable, net		43,204
Accounts receivable - related parties, net		147,848
Other receivable
Due from related parties
Inventory
Prepaid expense and other current assets
Total Current Assets		827,718
Property and equipment, net		58,150
Goodwill, net
Long-term investments
Deferred tax assets
Security Deposits		10,440
Total Assets		896,308
Current Liabilities
Short-term bank loan
Long-term bank loan - current portion
Notes payable
Accrued expenses and other current liabilities		83,026
Due to related parties
Convertible notes payable
Convertible notes payable - related parties
Total Current Liabilities		83,026
Long-term bank loan
Tenant security deposit		2,880
Convertible notes payable
Convertible notes payable - related parties
Accrued interest
Total Liabilities		85,906
Equity
Preferred stock		18,633,097
Common stock		774,293
Additional paid-in capital		82,265
Stock subscription receivable		(1,667)
Accumulated deficit		(18,677,586)
Other comprehensive income
Treasury stock
Total Stockholders' deficit		810,402
Noncontrolling interest
Total Equity		810,402
Total Liabilities and Equity		896,308
BioLite [Member]
Current Assets
Cash and cash equivalents		186,644
Restricted cash and cash equivalents
Accounts receivable, net
Accounts receivable - related parties, net
Other receivable		39,005
Due from related parties		79,287
Inventory		1,318
Prepaid expense and other current assets		223,759
Total Current Assets		530,013
Property and equipment, net		510,066
Goodwill, net
Long-term investments		3,488,169
Deferred tax assets		1,347,995
Security Deposits		27,418
Total Assets		5,903,661
Current Liabilities
Short-term bank loan		899,250
Long-term bank loan - current portion		39,835
Notes payable		510,447
Accrued expenses and other current liabilities		687,709
Due to related parties		3,341,005
Convertible notes payable
Convertible notes payable - related parties
Total Current Liabilities		5,478,246
Long-term bank loan		15,257
Tenant security deposit
Convertible notes payable
Convertible notes payable - related parties
Accrued interest
Total Liabilities		5,493,503
Equity
Preferred stock
Common stock		4,121
Additional paid-in capital		10,862,995
Accumulated deficit		(11,445,109)
Other comprehensive income		670,541
Treasury stock
Total Stockholders' deficit		92,548
Noncontrolling interest		317,610
Total Equity		410,158
Total Liabilities and Equity		$ 5,903,661